Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000013877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000013877 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000013878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000013878 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013878 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013878 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013878 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013878 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013878 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013878 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.50%
C000013878 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013878 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013878 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.60%
C000013878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000013878 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000013879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013876 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000013876 [Member] | Short term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000013876 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000013876 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000135632 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
C000135632 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000135632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000013880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000013880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000013880 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000013883 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000013882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000013882 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000013884 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000013884 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000013884 [Member] | Non rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000013884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[1]
C000013884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
C000013884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[1]
C000013884 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000013884 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000013884 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013884 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013884 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000013884 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000013884 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000013884 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000013875 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000013881 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013881 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013881 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.